Note 8 Unobservable inputs (Details) - vegas	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	0.00%	0.00%	0.00%
Recovery rate	0.00%	0.00%	0.00%
Bottom of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	0.00%	0.00%	2.00%
Bottom of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	2.09%	2.26%	0.71%
Bottom of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	19.00%	26.00%	26.00%
Bottom of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Bottom of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	(88.00%)	(88.00%)	(93.00%)
Volatility	5,070,000.00	8,470,000	7,810,000
Bottom of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	3,930,000	4,310,000	5,320,000
Bottom of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(3.00%)	(3.00%)	(0.25%)
Correlation rate credit	(100.00%)	(100.00%)	(100.00%)
Correlation rate/inflation	42.00%	52.00%	51.00%
Arithmetic Average [Member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	11300000000.00%	13600000000.00%	11100000000.00%
Recovery rate	39.00%	39.00%	39.00%
Arithmetic Average [Member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	95.00%	99.00%	94.00%
Arithmetic Average [Member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	3.70%	3.74%	3.48%
Arithmetic Average [Member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	59.00%	60.00%	44.00%
Arithmetic Average [Member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Arithmetic Average [Member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	48.00%	52.00%	59.00%
Volatility	30,900,000	29,410,000	32,620,000
Arithmetic Average [Member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	9,460,000	10,240,000	11,930,000
Arithmetic Average [Member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(5.00%)	(5.00%)	(2.00%)
Correlation rate/inflation	74.00%	60.00%	66.00%
Top of range [member] | Debt securities [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Credit spread	390700000000.00%	436900000000.00%	153800000000.00%
Recovery rate	40.00%	40.00%	40.00%
Top of range [member] | Debt securities [Member] | Comparable pricing [Member]
Significant unobservable inputs [Line Items]
Comparable prices inputs	233.00%	237.00%	139.00%
Top of range [member] | loans and advances [Member] | Present value method [Member]
Significant unobservable inputs [Line Items]
Repo funding curve	7.11%	5.76%	5.52%
Top of range [member] | Credit derivatives [Member] | Gaussian copula [Member]
Significant unobservable inputs [Line Items]
Correlation default	92.00%	85.00%	58.00%
Top of range [member] | Credit derivatives [Member] | Black 76 [Member]
Significant unobservable inputs [Line Items]
Price volatility	0	0	0
Top of range [member] | Equity derivatives [Member] | Option models on equities baskets of equity funds [Member]
Significant unobservable inputs [Line Items]
Correlations	99.00%	99.00%	99.00%
Volatility	122,350,000	70,940,000	98,710,000
Top of range [member] | FX derivatives [Member] | Option models on FX underlyings [Member]
Significant unobservable inputs [Line Items]
Volatility	14,910,000	18,520,000	20,730,000
Top of range [member] | IR derivatives [Member] | Option models on IR underlyings [Member]
Significant unobservable inputs [Line Items]
Beta (significant unobservable inputs)	(11.00%)	(11.00%)	(18.00%)
Correlation rate credit	100.00%	100.00%	100.00%
Correlation rate/inflation	95.00%	74.00%	76.00%